Convertible Preferred Stock, Common Stock and Warrants (Details) (USD $)	0 Months Ended	9 Months Ended				0 Months Ended		1 Months Ended		12 Months Ended			0 Months Ended		2 Months Ended	3 Months Ended
	Apr. 25, 2013	Sep. 30, 2013	Sep. 30, 2012	May 31, 2013	Dec. 31, 2012	May 14, 2013 Convertible preferred stock	Dec. 31, 2012 Convertible preferred stock	Dec. 31, 2011 Series A	Jun. 30, 2011 Series A	Dec. 31, 2010 Series A	Sep. 30, 2013 Series A	Dec. 31, 2012 Series A	Mar. 27, 2013 Series B	Feb. 19, 2013 Series B	Mar. 31, 2012 Series B	Mar. 31, 2013 Series B	Sep. 30, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B
Convertible Preferred Stock
Reverse stock split ratio	7.5
Shares Authorized							87,919,397	49,973,740			0	39,375,697					0	48,543,700	0
Aggregate shares of preferred stock issued													8,238,377	12,357,561	12,357,561
Issue price (in dollars per share)								$ 0.70	$ 0.70	$ 0.70			$ 1.03	$ 1.03	$ 1.03
Net cash proceeds from issuance		$ 21,192,000	$ 12,556,000					$ 420,000	$ 8,300,000	$ 18,700,000			$ 8,400,000	$ 12,700,000	$ 12,700,000
Net cash proceeds from issuance															12,500,000
Deemed dividend		$ 2,056,000														$ 2,100,000
Conversion of preferred stock (in shares)					6,897,756	72,329,196	51,733,258	39,375,697			0	39,375,697					0	12,357,561	0
Number of shares of common stock issued against conversion of preferred stock						9,643,877
Preferred Stock
Authorized shares of undesignated preferred stock		10,000,000		10,000,000